                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 06/30/07
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Delta Partners LLC
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Address: One International Place Suite 2401
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         Boston MA
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         02110
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Form 13F File Number:  28-10018
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jerry Iacono
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Title: Account Manager
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Phone: 212-713-9703
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Signature, Place, and Date of Signing:

/s/ Jerry Iacono                   NY, NY                        8/14/07
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
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Form 13F Information Table Entry Total:                      40
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Form 13F Information Table Value Total:           1,413,319,735.25
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                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

           1         28-10514                     Charles Jobson
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          [Repeat as necessary.]

                                    FORM 13F                           6/30/2007
REPORTING MANAGER: UBS SECURITIES LLC                                    PAGE 1
CIK   1145839
CCC   UE#ZGK6A
                                    VALUATION CURRENCY: USD

ITEM 1                       ITEM 2    ITEM 3         ITEM 4         ITEM 5          ITEM 6          ITEM 7          ITEM 8
NAME OF ISSUER               TITLE     CUSIP           FAIR         SHARES OF        INVEST. DESC.   MANA-      VOTING AUTHORITY
                               OF      NUMBER         MARKET        PRINCIPLE            SHARED       GERS
                              CLASS                   VALUE          AMOUNT        SOLE SHARED OTHER        SOLE    SHARED     OTHER
                                                                                   (A)   (B)    (C)         (A)       (B)       (C)
BOYD GAMING CORP             COMMON    103304101    87,346,683.00  1,775,700.00 N   X                  1          1,775,700.00
DOLLAR THRIFTY AUTOMOTIVE    COMMON    256743105    27,816,124.00    681,100.00 N   X                  1            681,100.00
GROUP 1 AUTOMOTIVE INC       COMMON    398905109     8,068,000.00    200,000.00 N   X                  1            200,000.00
W R GRACE & CO-DEL NEW       COMMON    38388F108    78,843,106.00  3,219,400.00 N   X                  1          3,219,400.00
KBR INC                      COMMON    48242W106    47,809,421.00  1,822,700.00 N   X                  1          1,822,700.00
KODIAK OIL & GAS CORP        COMMON    50015Q100     8,136,820.00  1,402,900.00 N   X                  1          1,402,900.00
US AIRWAYS GROUP INC         COMMON    90341W108    94,000,458.00  3,105,400.00 N   X                  1          3,105,400.00
LONGS DRUG STORES CORP       COMMON    543162101    38,838,540.00    739,500.00 N   X                  1            739,500.00
MASTERCARD INC               COMMON    57636Q104    76,233,852.00    459,600.00 N   X                  1            459,600.00
MANITOWOC CO INC             COMMON    563571108    24,114,000.00    300,000.00 N   X                  1            300,000.00
MASISA S A NEW               COMMON    574800108       418,800.00     30,000.00 N   X                  1             30,000.00
QIAO XING MOBILE COMMUNICA   COMMON    G73031109        94,300.00     10,000.00 N   X                  1             10,000.00
STEELCASE INC-MICH CL A      COMMON    858155203    67,803,407.00  3,665,049.00 N   X                  1          3,665,049.00
TRANSPORTADORA DE GAS DEL    COMMON    893870204       611,200.00     76,400.00 N   X                  1             76,400.00
VALASSIS COMMUNICATIONS IN   COMMON    918866104    40,178,187.00  2,337,300.00 N   X                  1          2,337,300.00
WMS INDUSTRIES INC           COMMON    929297109    34,800,831.00  1,205,850.00 N   X                  1          1,205,850.00
FAMILYMEDS GROUP INC         OTC EQ      9083486       382,856.25    218,775.00 N   X                  1            218,775.00
WTS FAMILYMEDS 10/2/2010 R   OTC EQ      9P05653               --    125,000.00 N   X                  1            125,000.00
ACTEL CORP                   OTC EQ      4934105    28,398,976.00  2,041,623.00 N   X                  1          2,041,623.00
AFC ENTERPRISES INC          OTC EQ    00104Q107    60,669,088.00  3,508,912.00 N   X                  1          3,508,912.00
BUCYRUS INTL INC             OTC EQ    118759109    60,870,800.00    860,000.00 N   X                  1            860,000.00
CAREER EDUCATION CORP        OTC EQ    141665109   156,152,480.00  4,624,000.00 N   X                  1          4,624,000.00
BAUER EDDIE HLDGS INC        OTC EQ     71625107     5,526,207.00    430,055.00 N   X                  1            430,055.00
FIRST MARBLEHEAD CORP        OTC EQ    320771108   305,751,326.00  7,912,819.00 N   X                  1          7,912,819.00
FAMILYMEDS GROUP INC         OTC EQ    30706T209       200,036.00    114,306.00 N   X                  1            114,306.00
GAMETECH INTERNATIONAL INC   OTC EQ    36466D102     9,389,563.00    988,375.00 N   X                  1            988,375.00
CHART INDUSTRIES INC COM P   OTC EQ    16115Q308    46,352,650.00  1,629,840.00 N   X                  1          1,629,840.00
HOUSTON WIRE & CABLE CO      OTC EQ    44244K109    24,631,470.00    867,000.00 N   X                  1            867,000.00
INTERACTIVE BROKERS GROUP    OTC EQ    45841N107     4,395,060.00    162,000.00 N   X                  1            162,000.00
MAGNA ENTERTAINMENT CORP     OTC EQ    559211107    10,318,127.00  3,533,605.00 N   X                  1          3,533,605.00
NATURES SUNSHINE PRODUCTS    OTC EQ    639027101    25,811,670.00  2,178,200.00 N   X                  1          2,178,200.00
PROGRESSIVE GAMING INTL CO   OTC EQ    74332S102    19,418,647.00  3,308,117.00 N   X                  1          3,308,117.00
THERMADYNE HOLDINGS CORP N   OTC EQ    883435307    14,716,800.00    876,000.00 N   X                  1            876,000.00
XINHUA FIN MEDIA LTD SPONS   OTC EQ    983982109       621,000.00     75,000.00 N   X                  1             75,000.00
CALL UNION PAC CP JAN 80     CALL O 9078189A8168     4,155,000.00      1,000.00 C   X                  1              1,000.00
PUT ISHS EMG MKT SEPT 110    PUT OP 5B899W9U0028        17,000.00        100.00 P   X                  1                100.00
PUT ISHS EMG MKT SEPT 120    PUT OP 5B899W9U0029       189,750.00        550.00 P   X                  1                550.00
PUT ISHS EMG MKT SEPT 125    PUT OP 5B899W9U0030       195,500.00        425.00 P   X                  1                425.00
PUT MASTERCARD INC-C JUL 135 PUT OP 5W630W9S3078         7,000.00      1,000.00 P   X                  1              1,000.00
PUT MASTERCARD INC-C JUL 145 PUT OP 5W630W9S3078        35,000.00      1,000.00 P   X                                 1,000.00
                                                 1,413,319,735.25 54,488,601.00                                  54,488,601.00